Inventories	6 Months Ended
Jun. 30, 2025
Inventories [Abstract]
Inventories
8.	Inventories

June 30, 2025
	Cost	Allowance for valuation loss	Book value
Finished goods	$-	$-	$-

	December 31, 2024
	Cost	Allowance for valuation loss	Book value
Finished goods	$5,199	$-	$5,199

Cost of inventories and services recognized as expense were as follows:

	Six months ended June 30
	2025	2024
Cost of goods sold	$22,975,418	$124,347
Cost of services	2,901,586	2,871,290
	$25,877,004	$2,995,637